UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ I Rule 15Ga-l under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period January 1, 2012 to March 31, 2012

Date of Report (Date of earliest event reported) - August 10, 2012 (February 21, 2012)

Signature Group Holdings, Inc.

Commission File Number of securitizer: 001-08007

Central Index Key Number of securitizer: 0000038984

Jeff Crusinberry, (805) 435-1255

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-l(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-l(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-l(c)(2)(ii) ☐

INFORMATION TO BE INCLUDED IN THE REPORT REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-l - Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-l (17 CFR 240. 15Ga-l) are attached as an Exhibit to this Form ABS-15G.
Please see Exhibit 99.1 for the related information.

Item 2. Exhibits

Exhibit 99.1  Table of all assets securitized by the Securitizer that were the subject of a demand to repurchase or replace for breach of the representations and warranties concerning the pool assets for all asset -backed securities held by non-affiliates of the Securitizer during the reporting period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: August 10, 2012	SIGNATURE GROUP HOLDINGS, INC.
(Securitizer)

	By:	/s/ David N. Brody
	Name:	David N. Brody
	Title:	Sr. Vice President, Counsel and Secretary